OTHER CONTINGENT LIABILITY	3 Months Ended	12 Months Ended
	May 31, 2020	Feb. 29, 2020
OTHER CONTINGENT LIABILITY
NOTE 13. OTHER CONTINGENT LIABILITY

On September 30, 2019, the Company entered into a strategic development agreement (the “Strategic Development Agreement”) with CybEye Image, Inc. (“CybEye”). CybEye agreed to develop and provide technical support and maintenance to the Company’s online streaming OTT Platform and incorporate blockchain technologies to enhance security of the Company’s OTT Platform. The Strategic Development Agreement will continue in full force and effect until September 29, 2022.

Concurring to this agreement, the Company also entered into a non-exclusive licensing agreement, and amended on December 13, 2019, with CybEye, pursuant to which CybEye agreed to grant the Company a non-exclusive right and license to certain technologies for 20 years, expiring on September 30, 2029.

Pursuant to the Strategic Development Agreement, the Company agreed to issue 2,500,000 shares of its common stock to CybEye for the technical services to develop the OTT Platform. CybEye may sell and dispose any or all of the 2,500,000 shares at any time at a per share price of no less than $5.00. In the event that the Company issues and sells its common stock in a public offering facilitated by a broker-dealer or investment bank at a price less than $4.00 per share (the “Better Price”) within the following twelve (12) months from the agreement date, the Company agreed to grant CybEye options to purchase a number of shares of the Company’s common stock which is calculated by multiplying the difference of $4.00 and the Better Price by 2,500,000, then dividing the product by the Better Price, at an exercise price equaling to the Better Price.

As compensation for the license and services provided to maintain the APP Platform, the Company agreed to issue 40,000 shares of its common stock monthly to CybEye until the Company’s shares are trading on a national stock exchange market, and thereafter a monthly payment of $150,000 until September 2022. In addition, during the term of the Strategic Development Agreement, the Company agreed to grant stock options of up to 500,000 shares of the common stock each year to the owner of CybEye and stock options of up to 200,000 shares of the common stock each year to 2 technicians of CybEye for their services to the Company. The granting of the options is subject to the approval of the Board of Directors.

The 500,000 stock options to the owner of CybEye were approved and granted for the year ended February 29, 2020. The Company has not issued the 2,500,000 shares and 200,000 shares agreed to be issued to CybEye, and has not approved the granting of the 200,000 stock options to the 2 technicians as described above.

During the year ended February 29, 2020, CybEye completed the development of the OTT Platform. As of May 31, 2020, the Company estimated the fair value of the 2,700,000 shares issuable at a fair value of $172,260 and recognized the corresponding amount as shares issuable on the consolidated balance sheets.

For the year ended February 29, 2020, the Company estimated the fair value of the 500,000 stock option at $9,531, based on the Black Scholes Model using the following assumptions: share price - $0.068, exercise price - $12.00, expected lifetime of the option – 7 years, volatility – 150%, dividend yield - $0, interest rate – 1.61%. As of February 29, 2020, the Company recognized the fair value of $9,530 as additional paid in capital.

On September 30, 2019, the Company entered into a strategic development agreement (the “Strategic Development Agreement”) with CybEye Image, Inc. (“CybEye”). CybEye agreed to develop and provide technical support and maintenance to the Company’s online streaming OTT Platform and incorporate blockchain technologies to enhance security of the Company’s OTT Platform. The Strategic Development Agreement will continue in full force and effect until September 29, 2022.

Concurring to this agreement, the Company also entered into a non-exclusive licensing agreement , and ameded on December 13, 2019, with CybEye pursuant to which CybEye agreed to grant the Company a non-exclusive right and license to certain technology for 20 years, expiring September 30, 2029.

Pursuant to the Strategic Development Agreement, the Company agreed to issue 2,500,000 shares of its common stock to CybEye for the technical services to develop the OTT Platform. CybEye may sell and dispose any or all of the 2,500,000 shares at any time at a per share price of not less than $5.00. In the event that the Company issues and sells its common stock in a public offering facilitated by a broker-dealer or investment bank at a price less than $4.00 per share (the “Better Price”) within the next twelve (12) months from the agreement date, the Company agreed to grant CybEye options to purchase a number of shares of the Company’s common stock which is calculated by multiplying the difference of $4.00 and the Better Price by 2,500,000, then divide the product by the Better Price, at an exercise price equals to the Better Price.

As compensation for the license and services provided to maintain the OTT Platform, the Company agreed to issue 40,000 shares of its common stock monthly to CybEye until the Company’s shares are trading on a national stock exchange market, and thereafter a monthly payment of $150,000 until September 2022. In addition, during the term of the Strategic Development Agreement, the Company agreed to grant stock options of up to 500,000 shares of the common stock each year to the owner of CybEye and stock options of up to 200,000 shares of the common stock each year to 2 technicians of CybEye for their services to the Company. The granting of the options is subject to the approval of the Board of Directors.

As at February 29, 2020, only the 500,000 stock options to the owner of CybEye were approved and granted. The Company has not issued the 2,500,000 shares and 200,000 shares agreed to be issued to CybEye, and has not approved the granting of the 200,000 stock options to the 2 technicians as described above.

During the year ended February 29, 2020, CybEye completed the development of the OTT Platform. As February 29, 2020, the Company estimated the fair value of the 2,700,000 shares issuable at a fair value of $172,260 and recognized the amount as development expenses on the consolidated statement of operations, and a corresponding amount as shares issuable on the consolidated balance sheets.

The Company estimated the fair value of the 500,000 stock option at $9,531, based on the Black Scholes Model using the following assumptions: share price - $0.068, exercise price - $12.00, expected life of the option – 7 years, volatility – 150%, dividend yield - $Nil, interest rate – 1.61%. The Company recognized $9,531 as development expenses and a corresponding amount in the additional paid-in capital.